ACCOUNTING POLICIES - VOTING POWER (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Minimum lease payments payable under non-cancellable operating lease	$ 240,112	$ 207,609